ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of components of accumulated other comprehensive loss, net of taxes
The components of accumulated other comprehensive loss at December 31, net of taxes, were as follows:

	2014	2013
Release of foreign currency translation relating to acquisition of non-controlling interest	$178	$178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(5,415)	(6,308)
	$(5,965)	$(6,858)